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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: September 30, 2004
                                                ------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:    MPM BioEquities Adviser, LLC
          ---------------------------------------------
 Address: 601 Gateway Boulevard, Suite 350
          ---------------------------------------------
          South San Francisco, CA 94080
          ---------------------------------------------

 Form 13F File Number:  28-108358
                        ---------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Robert W. Liptak
          ---------------------------------------------
 Title:   Chief Financial Officer
          ---------------------------------------------
 Phone:   617-425-9216
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Robert W. Liptak     San Francisco, CA                11/5/04
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):
 [X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     28-
        ------------------        ------------------------

                           Form 13F Information Table

                                                                                                                   VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE    SHARES/                   INVSTMT    OTHER
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    x($1000)  PRN AMT  SH/PRN PUT/CALL  DISCRETN  MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC COM STK              COMMON STOCK   00339B107     6122     620900   SH               SOLE             620900    0     0
ALKERMES INC CONV                CONVRT BONDS   01642TAD0     5300    5000000   PRN              SOLE            5000000    0     0
ALEXION PHARMACEUTICALS INC      COMMON STOCK   015351109     3924     218000   SH               SOLE             218000    0     0
AMGEN INC USD COM                COMMON STOCK   031162100    11193     197032   SH               SOLE             197032    0     0
ARIAD PHARMACEUTICALS INC        COMMON STOCK   04033A100     2188     327036   SH               SOLE             327036    0     0
ARRAY BIOPHARMA                  COMMON STOCK   04269X105     3500     500700   SH               SOLE             500700    0     0
ATHEROGENICS COM STK             COMMON STOCK   047439104     2369      71900   SH               SOLE              71900    0     0
ATRIX LABS INC                   COMMON STOCK   04962L101     3333     108600   SH               SOLE             108600    0     0
AVANIR PHARMACEUTICALS           COMMON STOCK   05348P104     3308    1164900   SH               SOLE            1164900    0     0
AVANT IMMUNOTHERAPEUTICS         COMMON STOCK   053491106     1210     707400   SH               SOLE             707400    0     0
BARRIER THERAPEUTICS INC         COMMON STOCK   06850R108     7055     580182   SH               SOLE             580182    0     0
CHIRON CORP                      COMMON STOCK   170040109     5273     119300   SH               SOLE             119300    0     0
CONNECTICS                       COMMON STOCK   208192104     4899     181300   SH               SOLE             181300    0     0
CORIXA CORP COM                  COMMON STOCK   21887F100     1731     416100   SH               SOLE             416100    0     0
CRITICAL THERAPEUTICS            COMMON STOCK   22674T105     1463     250000   SH               SOLE             250000    0     0
CYTOGEN CORP                     COMMON STOCK   232824300      643      61000   SH               SOLE              61000    0     0
DISCOVERY LABS INC               COMMON STOCK   254668106     2240     334400   SH               SOLE             334400    0     0
EXACT SCIENCES                   COMMON STOCK   30063P105     2241     689400   SH               SOLE             689400    0     0
EYETECH PHARMACEUTICALS          COMMON STOCK   302297981    16173     475817   SH               SOLE             475817    0     0
GENENTECH INC                    COMMON STOCK   368710406     2600      49600   SH               SOLE              49600    0     0
GENITOPE CORP                    COMMON STOCK   37229P507     2055     208200   SH               SOLE             208200    0     0
GENZYME CORP                     COMMON STOCK   372917104     3390      62300   SH               SOLE              62300    0     0
GILEAD SCIENCES INC              COMMON STOCK   375558103     2807      75100   SH               SOLE              75100    0     0
HUMAN GENOME SCIENCES INC        COMMON STOCK   444903108     3304     302800   SH               SOLE             302800    0     0
IDENIX PHARMACEUTICALS           COMMON STOCK   45166R204     1600     100000   SH               SOLE             100000    0     0
INHIBITEX                        COMMON STOCK   45719T103     3192     502600   SH               SOLE             502600    0     0
INTRABIOTICS PHARMACEUTICALS     COMMON STOCK   46116T506     2222     555414   SH               SOLE             555414    0     0
ISTA PHARMACEUTICALS INC         COMMON STOCK   45031X204     3746     307300   SH               SOLE             307300    0     0
KINETIC CONCEPTS                 COMMON STOCK   49460W208     3537      67300   SH               SOLE              67300    0     0
LA JOLLA PHARMACEUTICALS CO      COMMON STOCK   503459109     1535     503253   SH               SOLE             503253    0     0
LEXICON GENETIC                  COMMON STOCK   528872104     3144     477100   SH               SOLE             477100    0     0
LIGAND PHARMACEUTICALS INC       COMMON STOCK   53220K207     3929     392100   SH               SOLE             392100    0     0
MACROCHEM CORP                   COMMON STOCK   555903103     1413    1519600   SH               SOLE            1519600    0     0
MAXYGEN INC                      COMMON STOCK   577776107     4386     443500   SH               SOLE             443500    0     0
MEDAREX INC                      COMMON STOCK   583916101     3477     471200   SH               SOLE             471200    0     0
MEDIMMUNE INC COM                COMMON STOCK   584699102     7926     334450   SH               SOLE             334450    0     0
MGI PHARMACEUTICALS              COMMON STOCK   552880106     3128     117200   SH               SOLE             117200    0     0
NEKTAR THERAPEUTICS              COMMON STOCK   640268108     5644     389800   SH               SOLE             389800    0     0
NEOSE TECHNOLOGIES INC           COMMON STOCK   640522108     2653     353770   SH               SOLE             353770    0     0
NPS PHARMACEUTICALS              COMMON STOCK   62936P103     5107     234500   SH               SOLE             234500    0     0
ORCHID BIOSCIENCES INC           COMMON STOCK   68571P506     3906     486400   SH               SOLE             486400    0     0
OSCIENT PHARMACEUTICALS          COMMON STOCK   68812R105     1686     475000   SH               SOLE             475000    0     0
OSI PHARMACEUTICALS INC          COMMON STOCK   671040103     2231      36300   SH               SOLE              36300    0     0
POINT THERAPEUTICS INC           COMMON STOCK   730694106      769     174400   SH               SOLE             174400    0     0
PRAECIS PHARMACEUTICALS INC      COMMON STOCK   739421105      988     448900   SH               SOLE             448900    0     0
QLT INC                          COMMON STOCK   746927102     2081     125000   SH               SOLE             125000    0     0
REGENERON PHARMACEUTICALS INC    COMMON STOCK   75886F107     1410     162474   SH               SOLE             162474    0     0
RENOVIS INC                      COMMON STOCK   759885106     2220     277200   SH               SOLE             277200    0     0
SEATTLE GENETIC                  COMMON STOCK   812578102     3881     590700   SH               SOLE             590700    0     0
SONUS PHARMACEUTICALS            COMMON STOCK   835692104     2131     574399   SH               SOLE             574399    0     0
SUPERGEN UNC COM                 COMMON STOCK   868059106     3039     491800   SH               SOLE             491800    0     0
TELIK INC                        COMMON STOCK   87959M109     1452      65100   SH               SOLE              65100    0     0
TERCICA INC                      COMMON STOCK   88078L105     5953     661499   SH               SOLE             661499    0     0
TRANSKARYOTIC THERAPIES INC      COMMON STOCK   893735100     2394     135000   SH               SOLE             135000    0     0
VAXGEN INC                       COMMON STOCK   922390208     3013     225700   SH               SOLE             225700    0     0

S REPORT SUMMARY                 55 Data Records            192115           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED